Administrative Expenses	12 Months Ended
Dec. 31, 2020
Disclosure of general and administrative expense [text block] [Abstract]
ADMINISTRATIVE EXPENSES
19.	ADMINISTRATIVE EXPENSES

	For the years ended December 31,
	2020	2019
Staff expense	$2,759,505	$2,201,515
Rental expense	702,664	547,513
Depreciation and amortization expense	167,380	153,316
Utilities expense	120,236	131,810
Travelling and entertainment expense	138,707	108,021
Professional fees	932,891	391,273
Repairs and maintenance	70,443	104,813
Employee benefits	548,628	358,287
Other service fees	273,333	282,322
Other expenses**	960,685	474,696
	$6,674,472	$4,753,566

**	Other expenses mainly comprised of stock-based compensation, office expenses, stamp duties, training costs, etc.